Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedules of Related Party Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Names	Relationships with the Group
JD.com, Inc., its subsidiaries and affiliates ("JD Group")	A shareholder of the Group
Shanghai Gulin Technology Co., Ltd and its subsidiaries (“Gulin Group”)	An investee of the Group
Jinsong and its subsidiaries (“Jinsong Group”)	An investee of the Group
AiFenLei and its subsidiaries (“AiFenLei Group”)	An investee of the Group
Shanghai Yuejun Environmental Protection Technology Co., Ltd. (“Yuejun”)(1)	An investee of the Group
Shanghai Quanfu Information Technology Co., Ltd (“Quanfu”)	An investee of the Group

For the years ended December 31, 2023, 2024 and 2025, related party transactions were as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net Product Revenues
Products sold to AiFenLei Group	—	1,115	9,724
Products sold to Gulin Group	—	119	—
Net Service Revenues
Services provided to Jinsong Group	20,055	61,950	124,126
Services provided to Quanfu	—	2,506	1,416
Merchandise costs
Purchase from Quanfu	—	1,553	48
Purchase from Jinsong Group	242	—	—
Purchase from Gulin Group(2)	49,115	—	—
Operating expenses
Service received from Yuejun	—	470	2,345
Service received from JD Group(3)	438,431	566,549	900,441
Service received from AiFenLei Group	—	1,853	7,105
Service received from Quanfu	—	—	9,519
Purchase of property, plant and equipment
Purchase from AiFenLei Group	—	24,518	—
Purchase from Yuejun	—	—	4,828
Interest income from loans provided to related parties	2,420	49	—

Loan and repayment with related parties
Loan to Gulin Group	25,000	10,000	—
Loan to AiFenLei Group	70,000	171,703	485,000
Repayments from AiFenLei Group	70,000	180,000	485,000
Repayments from Gulin Group	25,000	10,000	—
Loan to Yuejun	—	2,250	—
Repayments from Yuejun	—	—	2,250

As of December 31, 2024 and 2025, the amount due from/to related parties are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Due from JD Group (5)
Disbursements in advance	73,712	295,186
Advance to suppliers	27,307	103,782
Deposits	840	640
Due from Jinsong Group
Disbursements in advance	—	4,369
Accounts receivables	4,495	—
Other disbursements	—	4,110
Due from AiFenLei Group
Accounts receivables	1,150	—
Other disbursements	8,254	7,082
Due from Quanfu
Accounts receivables	1,040	—
Due from Yuejun
Other disbursements	753	—
	117,551	415,169
Less: allowance for credit losses	(390)	(390)
	117,161	414,779

Due to JD Group
Other payables to JD Group (4)	108,505	177,977
Due to Quanfu
Advance from customers	1,122	247
Due to Yuejun
Other disbursements	83	—
Due to Gulin Group
Deposits	20	—
	109,730	178,224

(1)
On December 31, 2025, the Group obtained a controlling interest in Yuejun. Accordingly, only transactions between the Group and Yuejun prior to the acquisition date are presented as related party transactions. The consideration and impact of this business acquisition on the consolidated financial statements were immaterial.
(2)
Gulin Group is one of the new product suppliers of the Group, the Group mainly purchases new products from Gulin.
(3)
JD Group mainly provides services related to the business on Paipai platform, including channel sales services, advertising services, logistic services and so on. In May 2024, the Group renewed the BCA with JD Group for a term from June 1, 2024 to December 31, 2027 regarding channel sales services, advertising services and so on.
(4)
Other payables to JD Group mainly include channel commissions payable to JD Group.
(5)
Amount due from JD Group includes fund receivables from payment service provider of JD Group, cash collected by JD Group from third party merchants on behalf of the Group, and advance payment to customers on behalf of JD Group.